Quarterly Financial Data (Unaudited) Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Data (Unaudited)
Legal settlement	$ 39,399	$ 39,399	$ 0	$ 0